Sterling Capital Small Cap Value Fund
1
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 98.7%
Aerospace & Defense — 2.9%
103,623
Moog, Inc., Class A ................
$ 9,093,955
Auto Components — 1.3%
51,315
Dorman Products, Inc.(a) ............
4,149,844
Banks — 16.9%
138,618
Community Bank System, Inc. ........
8,726,003
171,322
Glacier Bancorp, Inc. ...............
8,466,733
223,743
Old National Bancorp ...............
4,022,899
36,074
Signature Bank ...................
4,156,447
14,202
SVB Financial Group(a) .............
3,268,449
232,273
Umpqua Holdings Corp. .............
4,146,073
98,986
United Bankshares, Inc. .............
4,007,943
147,174
Webster Financial Corp. .............
6,967,217
114,683
Wintrust Financial Corp. .............
9,693,007
53,454,771
Capital Markets — 2.3%
45,319
Affiliated Managers Group, Inc. .......
7,179,889
Chemicals — 2.9%
267,686
Avient Corp. .....................
9,037,079
Construction & Engineering — 3.6%
135,337
MasTec, Inc.(a) ...................
11,548,306
Electric Utilities — 2.7%
172,706
Portland General Electric Co. .........
8,462,594
Electrical Equipment — 2.7%
114,067
EnerSys .........................
8,422,707
Electronic Equipment, Instruments &
Components — 4.6%
140,879
Belden, Inc. ......................
10,129,200
97,710
ePlus, Inc.(a) .....................
4,326,599
14,455,799
Entertainment — 1.4%
43,884
Take-Two Interactive Software, Inc.(a) ...
4,569,641
Equity Real Estate Investment Trusts (REITs)
— 6.0%
226,090
First Industrial Realty Trust, Inc. .......
10,911,103
166,752
Highwoods Properties, Inc. ...........
4,665,721
312,224
Medical Properties Trust, Inc. .........
3,478,175
19,054,999
Food & Staples Retailing — 9.2%
168,579
BJ's Wholesale Club Holdings, Inc.(a) ...
11,153,187
50,324
Casey's General Stores, Inc. ..........
11,290,189
117,043
Performance Food Group Co.(a) .......
6,834,141
29,277,517
Gas Utilities — 2.2%
114,169
Southwest Gas Holdings, Inc. .........
7,064,778
Household Durables — 3.1%
143,143
Ethan Allen Interiors, Inc. ............
3,781,838
Shares Fair Value
COMMON STOCKS — (continued)
Household Durables — (continued)
64,342
Meritage Homes Corp.(a) ............
$ 5,932,333
9,714,171
Insurance — 7.2%
84,081
Hanover Insurance Group, Inc. (The) ....
11,361,865
129,006
Selective Insurance Group, Inc. ........
11,431,222
22,793,087
Life Sciences Tools & Services — 2.3%
31,295
West Pharmaceutical Services, Inc. .....
7,365,278
Machinery — 6.6%
109,436
Crane Holdings Co. ................
10,992,846
111,790
Oshkosh Corp. ....................
9,858,760
20,851,606
Oil, Gas & Consumable Fuels — 3.8%
61,090
Callon Petroleum Co.(a) .............
2,265,828
22,978
Chord Energy Corp. ................
3,143,620
56,089
Matador Resources Co. ..............
3,210,535
106,178
Northern Oil & Gas, Inc. ............
3,272,406
11,892,389
Professional Services — 3.9%
41,002
CACI International, Inc., Class A(a) .....
12,324,791
Semiconductors & Semiconductor Equipment
— 5.2%
170,420
ON Semiconductor Corp.(a) ..........
10,629,095
65,710
Qorvo, Inc.(a) ....................
5,955,955
16,585,050
Software — 2.9%
75,547
PTC, Inc.(a) ......................
9,068,662
Specialty Retail — 1.1%
75,212
TravelCenters of America, Inc.(a) ......
3,367,993
Trading Companies & Distributors — 3.9%
8,740
Herc Holdings, Inc. ................
1,149,922
31,895
United Rentals, Inc.(a) ..............
11,336,121
12,486,043
Total Common Stocks
(Cost $108,835,817) .............. 312,220,949

Sterling Capital Small Cap Value Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Shares Fair Value
MONEY MARKET FUND — 0.5%
1,654,013
Federated Treasury Obligations Fund,
Institutional Shares, 4.14%(b) .......
$ 1,654,013
Total Money Market Fund
(Cost $1,654,013) ................ 1,654,013
Total Investments — 99.2%
(Cost $110,489,830) ........................... 313,874,962
Net Other Assets (Liabilities) — 0.8% ............... 2,575,549
NET ASSETS — 100.0% .......................
$ 316,450,511
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Small Cap Value Fund
December 31, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Small Cap Value Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2022 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Small Cap Value Fund — (continued)
December 31, 2022 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Small Cap Value Fund ................. $ 313,874,962(a) $ — $ — $ 313,874,962
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.